Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2024
Disclosure of accounting judgments and estimates [Abstract]
Significant judgments, estimates and assumptions	Significant judgments, estimates and assumptions
The preparation of the financial statements of the Company and its subsidiaries requires management to make judgments and estimates and to adopt assumptions that affect the amounts presented referring to revenues, expenses, assets and liabilities at the financial statement date. Actual results may differ from these estimates.
The judgements, estimates and assumptions are frequently revised, and any effects are recognized in the revision period and in any future affected periods. The objective of these revisions is to mitigate the risk of material differences between estimated and actual results in the future.
Significant assumptions about sources of uncertainty in future estimates and other significant sources at the reporting date are presented in each of the notes along the financial statements.